Registration No. 33-15489

File No. 811-5225

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 95	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 97	☒

OPPENHEIMER QUEST FOR VALUE FUNDS

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado	80112-3924
(Address of Principal Executive Offices)	(Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of March, 2017.

OPPENHEIMER QUEST FOR VALUE FUNDS

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
Brian F. Wruble*	Chairman of the	March 14, 2017
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	March 14, 2017
Arthur P. Steinmetz	Principal Executive Officer

Brian S. Petersen*	Treasurer, Principal	March 14, 2017
Brian S. Petersen	Financial & Accounting Officer

Beth Ann Brown*	Trustee	March 14, 2017
Beth Ann Brown

Edmund P. Giambastiani, Jr.*	Trustee	March 14, 2017
Edmund P. Giambastiani, Jr.

Elizabeth Krentzman*	Trustee	March 14, 2017
Elizabeth Krentzman

Mary F. Miller*	Trustee	March 14, 2017
Mary F. Miller

Joel W. Motley*	Trustee	March 14, 2017
Joel W. Motley

Joanne Pace*	Trustee	March 14, 2017
Joanne Pace

Daniel Vandivort*	Trustee	March 14, 2017
Daniel Vandivort

*By:	/s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document